Annual Total Returns (Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard Ohio Long-Term Tax-Exempt Fund, Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2013
Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2013	(3.16%)
2012	7.47%
2011	10.08%
2010	1.21%
2009	13.12%
2008	(2.72%)
2007	3.25%
2006	4.85%
2005	2.64%
2004	4.10%